Income Taxes (Summary Of Tax Credit Carryforwards) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Tax Credit Carryforward [Line Items]
Tax Effected	$ 1,294
U.S. Tax Losses
Tax Credit Carryforward [Line Items]
Gross Tax Loss	58
Tax Effected	20
Foreign Tax Credits
Tax Credit Carryforward [Line Items]
Gross Tax Loss	0
Tax Effected	668
General Business Credits
Tax Credit Carryforward [Line Items]
Gross Tax Loss	0
Tax Effected	197
Minimum Tax Credits
Tax Credit Carryforward [Line Items]
Gross Tax Loss	0
Tax Effected	100
State Tax Losses
Tax Credit Carryforward [Line Items]
Gross Tax Loss	1,991
Tax Effected	50
State Tax Credits
Tax Credit Carryforward [Line Items]
Gross Tax Loss	0
Tax Effected	27
China Tax Losses
Tax Credit Carryforward [Line Items]
Gross Tax Loss	226
Tax Effected	56
Japan Tax Losses
Tax Credit Carryforward [Line Items]
Gross Tax Loss	100
Tax Effected	36
United Kingdom Tax Losses
Tax Credit Carryforward [Line Items]
Gross Tax Loss	162
Tax Effected	32
Germany Tax Losses
Tax Credit Carryforward [Line Items]
Gross Tax Loss	150
Tax Effected	44
Singapore Tax Losses
Tax Credit Carryforward [Line Items]
Gross Tax Loss	58
Tax Effected	10
Other Subsidiaries Tax Losses
Tax Credit Carryforward [Line Items]
Gross Tax Loss	73
Tax Effected	18
Spain Tax Credits
Tax Credit Carryforward [Line Items]
Gross Tax Loss	0
Tax Effected	31
Other Subsidiaries Tax Credits
Tax Credit Carryforward [Line Items]
Gross Tax Loss	0
Tax Effected	$ 5